Property And Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property And Equipment, Net [Abstract]
Building	$ 39,297,000	$ 39,003,000
Furniture and fixtures	17,249,000	15,846,000
Machinery and equipment	9,163,000	7,181,000
Computer equipment	65,331,000	54,940,000
Computer software	51,541,000	43,822,000
Leasehold improvements	18,615,000	15,438,000
Land	16,317,000	11,154,000
Construction in progress - building	6,427,000
Property and equipment, gross	223,940,000	187,384,000
Less accumulated depreciation and amortization	(129,338,000)	(116,530,000)
Property and equipment, net	94,602,000	70,854,000
Depreciation and amortization expense	$ 15,400,000	$ 14,200,000	$ 15,400,000